DEFERRED TAX ASSETS/(LIABILITIES) - TAX LOSS CARRY-FORWARDS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of tax loss carry-forwards in which no deferred income tax assets were recognized [line items]
Tax loss carry-forwards in which no deferred income tax assets were recognized	¥ 235,403	¥ 142,469
Within 1 year [member]
Disclosure of tax loss carry-forwards in which no deferred income tax assets were recognized [line items]
Tax loss carry-forwards in which no deferred income tax assets were recognized	0	16,745
2021 [member]
Disclosure of tax loss carry-forwards in which no deferred income tax assets were recognized [line items]
Tax loss carry-forwards in which no deferred income tax assets were recognized	22,090	22,090
2022 [member]
Disclosure of tax loss carry-forwards in which no deferred income tax assets were recognized [line items]
Tax loss carry-forwards in which no deferred income tax assets were recognized	22,245	22,245
2023 [member]
Disclosure of tax loss carry-forwards in which no deferred income tax assets were recognized [line items]
Tax loss carry-forwards in which no deferred income tax assets were recognized	36,393	36,393
2024 [member]
Disclosure of tax loss carry-forwards in which no deferred income tax assets were recognized [line items]
Tax loss carry-forwards in which no deferred income tax assets were recognized	44,996	44,996
2025 [member]
Disclosure of tax loss carry-forwards in which no deferred income tax assets were recognized [line items]
Tax loss carry-forwards in which no deferred income tax assets were recognized	¥ 109,679	¥ 0